Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table (“SCT”) Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average SCT Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return for the Company(3)	Net Income ($MMs)(4)
2022	$1,560,568	$767,488	$464,743	$401,431	$111.15	$22.07
2021	$385,568	$904,838	$469,083	$603,612	$210.64	$20.25
(1) The PEO was Christopher G. Hutter for both years shown in the table; the names of each of the NEOs (excluding Mr. Hutter) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Timothy J. Lynch and John R. Zuppo III; and (ii) for 2021, Sally M. Cunningham, Aaron M. Tam, Timothy J. Lynch, and J. Greg Gibson

PEO Total Compensation Amount	$ 1,560,568	$ 385,568
PEO Actually Paid Compensation Amount	$ 767,488	904,838
Adjustment To PEO Compensation, Footnote [Text Block]
(2) The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being “Compensation Actually Paid”:

	PEO		Average of Non-PEO NEOs
Adjustments	2021	2022	2021	2022
Total Compensation from SCT	$385,568	$1,560,568	$469,083	$464,743
(Subtraction): Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	($1,525,000)	($54,216)	($69,535)
Addition: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$740,500	$103,924	$35,764
Addition (Subtraction): Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$142,395	$0	$0	$29,542
Addition: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$31,275	$0
Addition (Subtraction): Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$376,875	($8,580)	$53,547	$0
(Subtraction): Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid	$904,838	$767,488	$603,612	$401,431

(3) Total shareholder return is calculated by dividing (i) the difference between the Company’s share price at the end of the measurement period and the beginning of the measurement period (December 31, 2020) by (ii) the Company’s share price at the beginning of the measurement period (December 31, 2020).

(4) Represents the amount of net (loss) income reflected in the Company’s audited financial statements for each applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 464,743	469,083
Non-PEO NEO Average Compensation Actually Paid Amount	$ 401,431	603,612
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2) The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being “Compensation Actually Paid”:

	PEO		Average of Non-PEO NEOs
Adjustments	2021	2022	2021	2022
Total Compensation from SCT	$385,568	$1,560,568	$469,083	$464,743
(Subtraction): Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	($1,525,000)	($54,216)	($69,535)
Addition: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$740,500	$103,924	$35,764
Addition (Subtraction): Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$142,395	$0	$0	$29,542
Addition: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$31,275	$0
Addition (Subtraction): Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$376,875	($8,580)	$53,547	$0
(Subtraction): Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid	$904,838	$767,488	$603,612	$401,431

(3) Total shareholder return is calculated by dividing (i) the difference between the Company’s share price at the end of the measurement period and the beginning of the measurement period (December 31, 2020) by (ii) the Company’s share price at the beginning of the measurement period (December 31, 2020).

(4) Represents the amount of net (loss) income reflected in the Company’s audited financial statements for each applicable year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP Versus Company TSRThere was a net decrease in CAP of our PEO and the average of non-PEO NEOs over the two-fiscal-year period ending December 31, 2022. Over the same two-fiscal-year period, our cumulative TSR also decreased, reflecting relative alignment between our CAP and our cumulative TSR. This relative alignment is a result of our equity compensation program which aims to align executive compensation with the shareholder experience (i.e., stock price) through equity grants.
Compensation Actually Paid vs. Net Income [Text Block]
CAP Versus Net Income
There was a net decrease in CAP of our PEO and the average of non-PEO NEOs over the two-fiscal-year period ending December 31, 2022. However, Net Income increased from 2021 to 2022, given compensation is not directly tied to Net Income within our compensation program.

Total Shareholder Return Amount	$ 111.15	210.64
Net Income (Loss)	$ 22,070,000.00	20,250,000
PEO Name	Christopher G. Hutter
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,525,000)	0
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	740,500	0
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	142,395
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,580)	376,875
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(69,535)	(54,216)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,764	103,924
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,542	0
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	31,275
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	53,547
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0